Summary of Significant Accounting Policies - Additional Information (Details) RM in Thousands, $ in Thousands			12 Months Ended
	Jan. 01, 2021 CNY (¥)	Jan. 01, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MYR (RM)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MYR (RM)
Summary Of Significant Accounting Policies [Line Items]
Convenience translation rate (USD to RMB)			6.3726				6.3726	6.3726
Accumulated deficit			¥ 463,465,000		¥ 681,300,000		$ 72,728
Interest expenses incurred			412,455,000	$ 64,723	330,573,000	¥ 120,170,000
Interest expenses incurred capitalized			117,477,000	$ 18,435	92,189,000	17,880,000
Impairment loss			0		0
Inventory write-downs			0		0
Impairment of long-lived assets			0		0
Goodwill impairment			0		¥ 0	¥ 0
Revenue, performance obligation			¥ 19,891,376,000				3,121,391
Foreign currency exchange rate appreciation			2.30%	2.30%	6.30%
RMB US and MYR-Denominated Borrowings | Interest Rate Risk
Summary Of Significant Accounting Policies [Line Items]
Hypothetical increase or decrease in annual interest rates of denominated borrowings			1.00%	1.00%
Increase or decrease total interest expense			¥ 51,671,000				8,108
Customers | Accounts Receivable | Customer One
Summary Of Significant Accounting Policies [Line Items]
Concentration of credit risk percent			10.00%	10.00%	10.00%
Customers | Revenue | Customer One
Summary Of Significant Accounting Policies [Line Items]
Concentration of credit risk percent			83.20%	83.20%	81.70%	68.20%
Customers | Revenue | Customer Two
Summary Of Significant Accounting Policies [Line Items]
Concentration of credit risk percent						11.10%
PRC
Summary Of Significant Accounting Policies [Line Items]
Employee benefit expenses			¥ 53,465,000	$ 8,390	¥ 18,385,000	¥ 16,210,000
Malaysia
Summary Of Significant Accounting Policies [Line Items]
Employee benefit expenses			991,000	156	1,049,000	1,150,000
Others, Net
Summary Of Significant Accounting Policies [Line Items]
Gain (loss) from equity method investments			(3,201,000)
Derivative
Summary Of Significant Accounting Policies [Line Items]
Notional amount of derivative contracts					110,000,000		$ 29,000	RM 396,654		$ 160,000	RM 644,654
Gain (loss) recognized			¥ (1,620,000)	$ (254)	¥ (20,479,000)	¥ (12,316,000)
ASU 2016-13
Summary Of Significant Accounting Policies [Line Items]
Accounting Standards Update, adoption date	Jan. 01, 2021								Jan. 01, 2021
Cumulative Effect Period of Adoption Adjustment | ASU 2016-13
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit	¥ 8,323,000								$ 1,306
Accumulated deficit, income tax effect	¥ (2,219,000)	$ (348)
Minimum
Summary Of Significant Accounting Policies [Line Items]
Revenue performance obligation period			1 year	1 year
Maximum
Summary Of Significant Accounting Policies [Line Items]
Revenue performance obligation period			10 years	10 years